Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares (in Shares)
Beginning balance amount	$ 5,860,000	$ 5,860,000
Ending balance amount	5,860,000	5,860,000
Changes
Common shares convertible (in Shares)	303,000
Common shares convertible
Preferred A [Member]
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares (in Shares)	1,240,000	1,240,000
Beginning balance amount	$ 1,240,000	$ 1,240,000
Ending balance shares (in Shares)	1,240,000	1,240,000
Ending balance amount	$ 1,240,000	$ 1,240,000
Changes (in Shares)
Changes
Common shares convertible (in Shares)	124,000
Common shares convertible
Preferred C [Member]
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares (in Shares)	150,000	150,000
Beginning balance amount	$ 1,500,000	$ 1,500,000
Ending balance shares (in Shares)	150,000	150,000
Ending balance amount	$ 1,500,000	$ 1,500,000
Changes (in Shares)
Changes
Common shares convertible (in Shares)	75,000
Common shares convertible
Preferred D [Member]
Share Capital and Share Premium (Details) - Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Beginning balance shares (in Shares)	80,000	80,000
Beginning balance amount	$ 3,120,000	$ 3,120,000
Ending balance shares (in Shares)	80,000	80,000
Ending balance amount	$ 3,120,000	$ 3,120,000
Changes (in Shares)
Changes
Common shares convertible (in Shares)	104,000
Common shares convertible